SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Company operates in a single business segment from one facility in Canada and one in the USA.

The Company's revenue was derived from collaboration partners located as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2012	2011
United States	$—	$3
Japan	—	3,141

	$—	$3,144

The Company's long lived assets are located as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2012	2011
Canada	$299	$219
United States	34	—

	$333	$219